Note 12 - Interests in Associates, Joint Ventures, and Other Entities - Sensitivities Analysis (Details) - OPay Digital Services Limited [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Preferred shares, DLOM of 5% [member] | PWERM, OPM [member]
Statement Line Items [Line Items]
Decrease	$ 4,768	$ 4,700
Increase	(4,768)	(4,700)
Preferred shares, WACC of 2% [member] | PWERM, OPM [member]
Statement Line Items [Line Items]
Decrease	2,131	1,978
Increase	$ (2,045)	(1,885)
Preferred shares, 10% movement [member] | OPM [member]
Statement Line Items [Line Items]
Decrease		(5,115)
Increase		$ 5,103